Parent Company Financial Data - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and demand deposits	$ 7,538	$ 9,422
Interest-earning deposits	62,865	36,546
Investments in:
Other assets	10,742	10,675
Total assets	576,358	548,230
Liabilities and shareholders’ equity
Short term debt	1,752	2,674
Other liabilities	7,756	6,627
Total liabilities	531,818	504,705
Shareholders’ equity	33,890	32,902
Total liabilities and shareholders’ equity	576,358	548,230
Consolidated [Member]
ASSETS
Cash and demand deposits	379	269
Interest-earning deposits	1,752	2,161
Investments in:
Bank subsidiaries	41,997	41,358
Nonbank subsidiaries	376	494
Other assets	1,440	1,316
Total assets	45,944	45,598
Liabilities and shareholders’ equity
Master notes	1,752	2,162
Short term debt		500
Junior subordinated debentures	9,534	9,534
Other liabilities	768	501
Total liabilities	12,054	12,697
Shareholders’ equity	33,890	32,901
Total liabilities and shareholders’ equity	$ 45,944	$ 45,598